Financial risk management (Details 4) - ARS ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Total liabilities	$ 3,536,477	$ 3,252,554
Less: Cash and cash equivalents and Financial assets at fair value through profit or loss	(772,849)	(509,449)
Net debt	2,763,628	2,743,105
Total Equity	2,222,906	1,982,526	$ 1,621,475	$ 1,372,282
Total capital attributable to owners	$ 4,986,534	$ 4,725,631
Gearing ratio	55.42%	58.05%